Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Senior Notes	$ 60	$ 60	$ 90
Finite-Lived Intangible Asset, Useful Life (Year)	19 years 1 month 6 days	19 years 1 month 6 days
Number of Reporting Units	7
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years	15 years
Senior Secured Notes [Member]
Senior Notes	$ 60	$ 60
Senior Unsecured Notes [Member]
Senior Notes	$ 60	$ 60
Minimum [Member]
Finite Lived Intangible Asset Useful Life Franchise Rights		2.50%
Minimum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	4 years	4 years
Minimum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	1 year	1 year
Minimum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years	2 years
Minimum [Member] | Order or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	6 months	6 months
Maximum [Member]
Finite Lived Intangible Asset Useful Life Franchise Rights		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	15 years
Maximum [Member] | Customer Lists and Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years	20 years
Maximum [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	35 years	35 years
Maximum [Member] | Management Contracts and Other [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years	20 years
Maximum [Member] | Order or Production Backlog [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	12 months	12 months
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years	40 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years	10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years	10 years